Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 01, 2021 USD ($) $ / shares shares	Aug. 31, 2021 shares	Aug. 30, 2021 shares	Mar. 31, 2021 USD ($)
Cash equivalents	$ 0	$ 0				$ 0
Ordinary shares, shares subject to possible redemption | shares	12,500,000	12,500,000
Sale of Private Placement Warrants (in shares) | shares		16,738,636	16,738,636
Exercise price of warrants | $ / shares			$ 11.50
Number of classes of shares	2	2
Number of warrants exercised | shares	0	0
Antidilutive securities excluded from computation of earnings per share | shares	16,738,636
Deferred underwriting fee payable	$ 4,375,000	$ 4,375,000
Other offering costs						592,618
Unrecognized tax benefits	0	0
Initial Public Offering
Offering costs		13,130,743	$ 13,130,743			13,130,743
Underwriting fees		2,187,500	2,187,500			2,187,500
Deferred underwriting fee payable	$ 4,375,000	4,375,000	4,375,000			4,375,000
Fair value of shares issued to the anchor investors and representative shares		5,975,625	5,975,625			$ 5,975,625
Other offering costs		$ 592,618	$ 592,618
Over-allotment option
Sale of Private Placement Warrants (in shares) | shares				1,500,000	1,500,000
Private Placement Warrants | Over-allotment option
Sale of Private Placement Warrants (in shares) | shares			238,636
Public Warrants
Sale of Private Placement Warrants (in shares) | shares			1,500,000
Public Warrants | Initial Public Offering
Exercise price of warrants | $ / shares	$ 11.50	$ 11.50
Redeemable Ordinary Shares
Net Income allocable to shares subject to redemption		$ (478,012)